Contingencies (Details) - Provision for contingent liabilities - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	R$ 29,182	R$ 14,872	R$ 14,439
Additions	26,127	7,542	12,658
Business combinations		12,510
Accrued interest	2,281	27	1,188
Payments	(12,231)	(906)	(7,853)
Reversals	(3,481)	(4,863)	(5,560)
Balance, end of period	41,878	29,182	14,872
Civil
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	4,539	2,834	2,050
Additions	13,024	2,699	4,694
Business combinations		549
Accrued interest	838	2	149
Payments	(7,571)	(60)	(2,669)
Reversals	(2,982)	(1,485)	(1,390)
Balance, end of period	7,848	4,539	2,834
Labor
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	24,643	12,038	12,389
Additions	13,103	4,843	7,964
Business combinations		11,961
Accrued interest	1,443	25	1,039
Payments	(4,660)	(846)	(5,184)
Reversals	(499)	(3,378)	(4,170)
Balance, end of period	R$ 34,030	R$ 24,643	R$ 12,038